Shareholders Equity - CLP ($) $ in Thousands		Issued Capital	Reserves of exchange differences on translation	Reserves of cash flow hedges	Reserve of actuarial gain or losses on defined benefit plans	Reserves of gains and losses investments in equity instruments	Reserves of gains or losses on remeasuring financial asset at fair value through other comprehensive income	Other miscellaneous reserves	Other reserves	Retained earnings (losses)	Equity attributable to owners of the parent	Non-controlling interests	Total
Beginning balance, amount at Dec. 31, 2015		$ 84,178,790	$ 14,105,740	$ (31,111,744)	$ (105,536)	$ (16,604,817)	$ 181,507	$ 4,586,825	$ (28,948,025)	$ 397,480,284	$ 452,711,049	$ 1,624,499	$ 454,335,548
Statement Line Items [Line Items]
Increase (decrease) through transfers and other changes										(8,471,821)	(8,471,821)		(8,471,821)
Profit for the year										48,666,950	48,666,950	598,495	49,265,445
Other comprehensive income			(8,261,816)	37,010,724	39,943	5,747,525	(181,993)	103,031	34,457,414		34,457,414		34,457,414
Comprehensive income			(8,261,816)	37,010,724	39,943	5,747,525	(181,993)	103,031	34,457,414	48,666,950	83,124,364	598,495	83,722,859
Dividends										(19,982,779)	(19,982,779)		(19,982,779)
Total transactions with the owners of the Company										(19,982,779)	(19,982,779)		(19,982,779)
Increase (decrease) through transfers and other changes										1,092,700	1,092,700	(725,851)	366,849
Total changes in equity			(8,261,816)	37,010,724	39,943	5,747,525	(181,993)	103,031	34,457,414	29,776,871	64,234,285	(127,356)	64,106,929
Ending balance, amount at Dec. 31, 2016		84,178,790	5,843,924	5,898,980	(65,593)	(10,857,292)	(486)	4,689,856	5,509,389	418,785,334	508,473,513	1,497,143	509,970,656
Statement Line Items [Line Items]
Profit for the year										51,417,649	51,417,649	415,750	51,833,399
Other comprehensive income			(8,178,252)	4,684,710	80,195	6,304,251	(108,373)	(28,072)	2,754,459		2,754,459		2,754,459
Comprehensive income			(8,178,252)	4,684,710	80,195	6,304,251	(108,373)	(28,072)	2,754,459	51,417,649	54,172,108	415,750	54,587,858
Dividends										(20,140,835)	(20,140,835)		(20,140,835)
Total transactions with the owners of the Company										(20,140,835)	(20,140,835)		(20,140,835)
Increase (decrease) through transfers and other changes										(30,964)	(30,964)	(438,953)	(469,917)
Increase (decrease) through changes in ownership interest in subsidiaries that not result in loss of control												1,392,489	1,392,489
Total changes in equity			(8,178,252)	4,684,710	80,195	6,304,251	(108,373)	(28,072)	2,754,459	31,245,850	34,000,309	1,369,286	35,369,595
Ending balance, amount at Dec. 31, 2017		84,178,790	(2,334,328)	10,583,690	14,602	(4,553,041)	(108,859)	4,661,784	8,263,848	450,031,184	542,473,822	2,866,429	545,340,251
Statement Line Items [Line Items]
Increase (decrease) through transfers and other changes	[1]									(4,687,843)	(4,687,843)		(4,687,843)
Profit for the year										49,111,118	49,111,118	990,215	50,101,333
Other comprehensive income			13,236,286	(7,079,799)		(12,102,326)		12,305	(5,933,534)		(5,933,534)		(5,933,534)
Comprehensive income			13,236,286	(7,079,799)		(12,102,326)		12,305	(5,933,534)	49,111,118	43,177,584	990,215	44,167,799
Dividends										(18,534,580)	(18,534,580)	(248,953)	(18,783,533)
Total transactions with the owners of the Company										(18,534,580)	(18,534,580)	(248,953)	(18,783,533)
Increase (decrease) through transfers and other changes										1,205,141	1,205,141	223,585	1,428,726
Total changes in equity			13,236,286	(7,079,799)		(12,102,326)		12,305	(5,933,534)	31,781,679	25,848,145	964,847	26,812,992
Ending balance, amount at Dec. 31, 2018		$ 84,178,790	$ 10,901,958	$ 3,503,891	$ 14,602	$ (16,655,367)	$ (108,859)	$ 4,674,089	$ 2,330,314	$ 481,812,864	$ 568,321,968	$ 3,831,276	$ 572,153,244

[1]	See note 27.7.